Other Current Liabilities - Summary of Other Current Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of Other Current Liabilities [line items]
Accrued interest	kr 656		kr 383
Accrued expenses	32,258		29,196
Derivatives with a negative value	887		926
Other current liabilities	38,891	kr 35,305	35,305	kr 36,622	kr 42,396
Of which employee-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	12,774		8,935
Of which supplier-related [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	10,920		10,491
Of which other [member]
Disclosure of Other Current Liabilities [line items]
Accrued expenses	8,564		9,770
Other [member]
Disclosure of Other Current Liabilities [line items]
Other current liabilities	kr 5,090		kr 4,800